N-2 - $ / shares	Mar. 13, 2025	Mar. 10, 2025
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price		$ 32.5
NAV Per Share		$ 32.44
Latest Premium (Discount) to NAV [Percent]		0.19%